UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                         SEI STRUCTURED CREDIT FUND, LP
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 Michael T. Pang
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements

For the year ended December 31, 2008

With report of Independent Registered Public Accounting Firm

                        SEI Structured Credit Fund, L.P.

                              Financial Statements

                      For the year ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................    1

Audited Financial Statements

Schedule of Investments...................................................    2
Statement of Assets and Liabilities.......................................    9
Statement of Operations...................................................   10
Statement of Changes in Partners' Capital.................................   11
Statement of Cash Flows...................................................   12
Notes to Financial Statements.............................................   13


Additional Information (Unaudited)

Directors and Officers of the Partnership.................................   25



The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of SEI Structured Credit Fund, LP

We have audited the accompanying statement of assets and liabilities of SEI Structured Credit Fund, L.P. (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statements of operations, and cash flows for the year then ended and the statement of changes in partners' capital for each of periods indicated therein. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Structured Credit Fund, L.P. at December 31, 2008, the results of its operations, and its cash flows for the year then ended and the changes in its partners' capital for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst Young LLP

Philadelphia, Pennsylvania
February 26, 2009

                        SEI Structured Credit Fund, L.P.

                             Schedule of Investments

                                December 31, 2008

SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF PARTNERS' CAPITAL)

                                   (BAR CHART)

Mutual Funds               3.7%
Cash Equivalent           13.5%
Hedge Funds               13.8%
Asset-Backed Securities   57.5%

DESCRIPTION                                                       PAR VALUE    FAIR VALUE
-----------                                                      ----------   -----------
ASSET-BACKED SECURITIES -- 57.5%
CAYMAN ISLANDS -- 44.1%
Ares IX CLO (a) (b) (c)
      20.930%, 04/20/17                                          $3,050,000   $   244,000
Atrium CDO, Ser 4A, Cl D (b) (c)
       2.942%, 06/08/19                                           5,500,000       687,500
Babson CLO, Ser 2006-2A, Cl INC (a) (b)
      25.520%, 10/16/20                                           1,000,000       125,000
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
       4.413%, 04/15/21                                             900,000       135,000
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
      20.027%, 11/15/16                                           1,000,000        50,000
Babson CLO, Ser 2007-1A, Cl INC (a) (b)
      24.000%, 01/18/21                                           5,000,000       500,000
Ballyrock, Ser 2005-3A, Cl B (b) (c)
       3.915%, 07/25/17                                           2,500,000       875,000
Blue Mountain CDO, Ser 2005-1A, Cl A2 (b) (c)
       2.519%, 11/15/17                                           3,000,000     1,422,600
Brentwood, Ser 2006-1A, Cl B (a) (b) (c)
       4.012%, 02/01/22                                           2,500,000       250,000
Brentwood, Ser 2006-1A, Cl C (b) (c)
       4.793%, 02/21/22                                             900,000        45,000
Brentwood, Ser 2006-1I, Cl D (b) (c)
       6.942%, 02/01/22                                           7,250,000       362,500
Carlyle High Yield Partners VII CLO (a) (b) (c)
      17.300%, 09/21/19                                           3,650,000       292,000
Carlyle High Yield Partners VII CLO (b)
      17.307%, 09/30/19                                           1,850,000       148,000
Carlyle High Yield Partners VII CLO (b)
      13.580%, 05/21/21                                           1,000,000        50,000

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

DESCRIPTION                                                       PAR VALUE    FAIR VALUE
-----------                                                      ----------   -----------
ASSET-BACKED SECURITIES -- (CONTINUED)
CENT CDO, Ser 2007-15A, Cl SUB (a) (b)
      18.020%, 09/20/19                                          $5,000,000   $   400,000
Centurion CDO VII (a) (b) (c)
       5.200%, 06/08/19                                             500,000        40,000
CIFC Funding, Ser 2006-I (b) (c)
       0.000%, 10/22/20                                           2,000,000       140,000
CIFC Funding, Ser 2006-1BA, Cl A2L (a) (b) (c)
       1.945%, 12/22/20                                           5,000,000       936,600
CIFC Funding, Ser 2006-1BA, Cl A3L (b) (c)
       2.356%, 12/22/20                                           2,500,000       342,750
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
       5.525%, 12/22/20                                           6,000,000       586,800
CIFC Funding, Ser 2006-2A, Cl A1L (a) (b) (c)
       2.463%, 03/01/21                                           4,000,000     2,257,200
CIFC Funding, Ser 2006-2A, Cl B2L (b) (c)
       6.203%, 03/01/21                                           1,700,000       167,280
CIFC Funding, Ser 2007-1A, Cl A1LB (b) (c)
       2.728%, 05/10/21                                           3,000,000       569,340
CIFC Funding, Ser 2007-1A, Cl A3L (a) (b) (c)
       3.553%, 05/10/21                                             330,000        39,600
CIFC Funding, Ser 2007-1A, CB1L (b) (c)
       3.138%, 05/10/21                                           2,800,000       532,000
CIFC Funding, Ser 2007-1A, Cl INC (b)
      23.380%, 05/10/21                                           1,000,000       100,000
CIFC Funding, Ser 2007-3A, Cl B (a) (b) (c)
       4.785%, 07/26/21                                           2,000,000       257,080
CIFC Funding, Ser 2007-IV (b) (c)
      18.570%, 09/20/19                                           2,000,000       350,000
De Meer Middle Market CLO, Ser 2006-1A, Cl B (a) (b) (c)
       4.902%, 10/20/18                                           1,885,626       654,621
De Meer Middle Market CLO, Ser 2006-1A, Cl C (a) (b) (c)
       5.102%, 10/20/18                                           4,714,064       919,902
De Meer Middle Market CLO, Ser 2006-1A, Cl E (a) (b) (c)
       8.503%, 10/20/18                                           1,482,787       144,171
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
       9.460%, 10/20/18                                           1,062,901        95,661
Duane Street CLO, Ser 2005-1A, Cl SUB (a) (b)
      12.510%, 11/08/17                                           2,000,000       200,000
Duane Street CLO, Ser 2005-1X, Cl SUB (b)
      12.510%, 11/08/17                                           1,000,000       100,000

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

DESCRIPTION                                                       PAR VALUE    FAIR VALUE
-----------                                                      ----------   -----------
ASSET-BACKED SECURITIES -- (CONTINUED)
Duane Street CLO II, Ser 2006-2A, Cl SUB (a) (b)
      12.510%, 10/14/21                                          $4,000,000   $   180,000
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b) (c)
      12.510%, 10/14/21                                           2,500,000       287,500
Fairway Loan Funding Ser 2006-1A, Cl C1 (b)
      11.830%, 10/17/18                                           3,297,462       329,746
FM Leveraged Captial Fund, Ser 2006-2A, Cl D (a) (b) (c)
       3.749%, 11/15/20                                           4,605,000       287,168
Franklin CLO (b) (c)
       5.200%, 09/20/15                                           2,000,000       110,000
Friedberg Milstein Preferred (b) (c)
       0.000%, 01/15/19                                              10,000        50,000
Gale Force 2 CLO (b)
      20.300%, 04/15/18                                           1,000,000       100,000
Gale Force CLO, Ser 2005-1A, Cl COM1 (b) (c)
      14.620%, 11/15/17                                           6,000,000     1,065,000
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
       8.003%, 04/19/21                                           1,000,000        91,100
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
       8.618%, 08/20/21                                           1,500,000       150,000
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
      14.620%, 08/20/21                                           3,000,000       360,000
Granite Ventures, Ser 2006-3A, Cl AB (b) (c)
       5.253%, 04/20/18                                           4,000,000     1,136,400
Greenbriar CLO, Ser 2007-1A, Cl D (b) (c)
       5.942%, 11/01/21                                           4,000,000       240,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A2 (b) (c)
       2.868%, 11/20/16                                           4,000,000     1,440,000
Hamlet, Ser 2006-2A, Cl A2B (b) (c)
       2.620%, 11/20/16                                           3,000,000     1,134,000
Harch CLO, Ser 2005-2A, Cl C (b) (c)
       4.859%, 10/22/17                                           4,000,000       560,000
Harch CLO, Ser 2007-1A, Cl C (b) (c)
       4.258%, 04/17/20                                           5,000,000       650,000
ING Investment Management I CLO (a) (b) (c)
      14.520%, 12/01/17                                           1,500,000       150,000
Lafayette Square CDO, Ser 2005-1A, Cl A2 (b) (c)
       2.549%, 11/15/19                                           3,500,000     1,762,250
Lightpoint CLO, Ser 2005-3A, Cl C (b) (c)
       4.719%, 09/15/17                                           1,000,000       140,000

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

DESCRIPTION                                                       PAR VALUE    FAIR VALUE
-----------                                                      ----------   -----------
ASSET-BACKED SECURITIES -- (CONTINUED)
Lightpoint CLO, Ser 2006-4A, Cl C (b) (c)
       4.591%, 04/15/18                                          $6,750,000   $ 1,080,000
Marlborough Street CLO, Ser 2007-1A, Cl A2B (b) (c)
       4.853%, 04/18/19                                           4,500,000     2,034,583
Marathon CLO, Ser 2005-2A, Cl B (b) (c)
       4.00%, 12/20/19                                            2,000,000       475,000
NACM CLO, Ser 2006-1X, Cl D (b) (c)
       8.109%, 06/20/19                                             250,000        22,500
NOB Hill CLO, Ser 2007-1A, Cl C (b) (c)
       2.475%, 06/21/22                                           5,000,000       550,000
Northwoods Capital, Ser 2006-6A, Cl SUB (a) (b)
      14.280%, 03/16/21                                           1,000,000        10,000
Northwoods Capital, Ser 2007-8A, Cl SUB (b)
       8.360%, 07/28/22                                           6,000,000        60,000
Octagon Investment Partners XI, Ser 2007-1X, Cl INC (b)
       5.200%, 08/25/21                                           5,000,000       393,750
Osprey CDO, Ser 2006-1A, Cl B1L (a) (b) (c)
       4.952%, 04/08/22                                           2,811,900       140,595
Osprey CDO, Ser 2006-1A, Cl B2L (b) (c)
       7.053%, 04/08/22                                           2,348,333        46,967
Rockwall, Ser 2007-8A, Cl SUB (a) (b) (c)
       5.051%, 08/01/21                                           3,300,000       132,000
Saturn CLO, Ser 2007-1A, Cl D (b) (c)
       6.175%, 05/13/22                                           1,070,000       107,000
Stanfield Daytona, Ser 2007-8A, Cl SUB (b)
       5.545%, 04/27/21                                           5,000,000       575,000
Stone Tower CDO, Ser 2007-8A, Cl SUB (a) (b) (c)
       6.804%, 01/29/40                                           3,677,264       441,272
Tralee CDO, Ser 2007-1A, Cl C (b) (c)
       6.135%, 04/16/22                                           6,000,000       600,000
Tralee CLO, Ser 2007-1X, Cl COM3 (b)
       4.382%, 04/16/22                                           7,000,000       899,500
Venture CDO, Ser 2007-9A, Cl SUB (b)
       5.200%, 10/12/21                                           3,000,000       135,000
Vitesse CLO (b) (c)
       5.200%, 08/17/20                                           4,000,000       240,000
                                                                              -----------
   Total Cayman Islands                                                        32,185,936
                                                                              -----------

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

DESCRIPTION                                                       PAR VALUE    FAIR VALUE
-----------                                                      ----------   -----------
ASSET-BACKED SECURITIES -- (CONTINUED)
UNITED STATES -- 13.4%
ACAS Business Loan Trust Ser 2007-3RA, Cl SUB (b) (c)
       2.549%, 11/18/19                                          $4,282,749   $ 2,738,198
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E (b) (c)
      12.380%, 04/16/21                                           5,000,000       750,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (b)
      11.460%, 04/16/21                                           2,000,000       240,000
Ares XI CLO, Ser 2007-11A, Cl SUB (b)
      14.850%, 10/11/21                                           5,000,000       900,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
       9.069%, 07/14/22                                           2,000,000       340,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b) (c)
       8.870%, 07/14/22                                           4,200,000       588,000
CIT CLO, Ser 2007-1A, Cl D (b) (c)
       3.530%, 06/20/21                                           3,000,000       221,557
CIT CLO, Ser 2007-1A, Cl E (b) (c)
       6.530%, 06/20/21                                           3,000,000       283,228
Denali Captial CLO VI, Ser 2006-6A, Cl B2L (b) (c)
       8.669%, 06/20/21                                           1,000,000       102,520
Foxe Basin CLO (a) (b) (c)
       5.200%, 12/15/15                                           9,150,000       915,000
Goldentree Loan Opportunities III, Ser 2007-3X, Cl SUB (b) (c)
       5.200%, 11/15/17                                           3,000,000       450,000
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
      22.460%, 04/15/20                                           1,500,000        60,000
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
       3.534%, 07/18/20                                           5,100,000       918,000
Summit Lake CLO, Ser 4A, Cl D (b) (c)
      20.060%, 02/24/18                                           1,800,000        72,000
Summit Lake CLO, Ser 2005-1A, Cl 1A (b)
       5.200%, 02/24/18                                           2,000,000        80,000
Stanfield Azure CLO (b) (c)
       0.000%, 05/27/20                                           5,000,000       418,750
White Horse II (a) (b) (c)
      14.510%, 06/15/17                                           6,000,000       600,000
Wind River CLO II - Tate Investors (b)
      15.170%, 10/19/17                                           1,000,000        80,000
                                                                              -----------
   Total United States                                                          9,757,253
                                                                              -----------
Total Asset-Backed Securities (Cost $112,854,094)                             $41,943,189
                                                                              -----------

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

DESCRIPTION                                          SHARES     FAIR VALUE
-----------                                        ---------   -----------
MUTUAL FUNDS -- 3.7%
UNITED STATES -- 3.7%
ING Prime Rate Trust                                 549,241   $ 1,801,511
Pioneer Floating Rate Trust                          127,005       892,845
                                                               -----------
   Total United States                                           2,694,356
                                                               -----------
Total Mutual Funds (Cost $3,838,353)                           $ 2,694,356
                                                               -----------
HEDGE FUNDS -- 13.8%
UNITED STATES -- 13.8%
Ares Enhanced Credit Opportunities, L.P. (b) (d)   7,500,000     3,168,030
Goldentree Credit Opportunities, L.P. (b) (d)      7,500,000     3,037,950
Highland Financial Partners, L.P. (b) (d)          7,500,000            --
Stone Tower Credit, L.P. (b) (d)                   8,500,000     3,837,580
                                                               -----------
   Total United States                                          10,043,560
                                                               -----------
Total Hedge Funds (Cost $31,000,000)                           $10,043,560
                                                               -----------
MONEY MARKET FUND -- 13.5%
UNITED STATES -- 13.5%
SDIT Prime Obligation Fund, Cl A, 0.930% (e) (f)   9,875,545     9,875,545
                                                               -----------
   Total United States                                           9,875,545
                                                               -----------
Total Money Market Fund (Cost $9,875,545)                      $ 9,875,545
                                                               -----------
Total Investments -- 88.5%
   (Cost $157,567,992)                                         $64,556,650
                                                               ===========

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (concluded)

                                December 31, 2008

The following restricted securities were held by the Portfolio as of December 31, 2008:

                                                                                            % OF
                                     ACQUISITION     RIGHT TO                   MARKET    PARTNERS'
                           SHARES        DATE      ACQUIRE DATE     COST        VALUE      CAPITAL
                         ---------   -----------   ------------   ---------   ---------   ---------
Ares Enhanced Credit
   Opportunities, L.P.   7,500,000     5/1/2008       5/1/2008    7,500,000   3,168,030      4.3%

Goldentree Credit
   Opportunities, L.P.   7,500,000    12/4/2007      12/4/2007    7,500,000   3,037,950      4.2%

Highland Financial
   Partners, L.P.        7,500,000    6/11/2008      6/11/2008    7,500,000          --      0.0%

Stone Tower
   Credit, L.P.          8,500,000     8/1/2008       8/1/2008    8,500,000   3,837,580      5.3%



Percentages based on Partners' Capital of $72,892,797.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ser -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b) Security considered illiquid. The total market value is $51,986,749 and represents 71.3% of Partners' Capital.

(c) Variable rate security. The rate reported is the rate in effect as of December 31, 2008.

(d)  Security considered restricted.

(e)  Rate shown is the 7-day effective yield as of December 31, 2008.

(f)  Investment in affiliated security.

Amounts designated as "--" are $0 or have been rounded to $0.

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Assets and Liabilities

                                December 31, 2008

ASSETS
Cash and cash equivalents                                $12,007,893
Investments, at fair value (cost $147,692,447)            54,681,105
Affiliated investment, at fair value (cost $9,875,545)     9,875,545
Interest receivable and other assets                       2,127,190
                                                         -----------
Total assets                                             $78,691,733
                                                         ===========
LIABILITIES
Capital contributions received in advance                $ 5,000,000
Payable for investments purchased                            705,000
Administration fees payable                                   13,100
Other liabilities                                             80,836
                                                         -----------
Total liabilities                                          5,798,936

PARTNERS' CAPITAL
Limited partners' capital                                $72,892,797
                                                         -----------
Total liabilities and partners' capital                  $78,691,733
                                                         ===========

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                             Statement of Operations

                      For the year ended December 31, 2008

INVESTMENT INCOME
Interest income                                                       $ 11,126,883

EXPENSES
Administration fee                                                          62,138
Professional fees                                                           35,000
Offering costs                                                              39,682
Miscellaneous expenses                                                     163,002
                                                                      ------------
Total expenses                                                             299,822
Less: Administration fee waiver and/or reimbursements                       (7,658)
                                                                      ------------
Net expenses                                                               292,164
                                                                      ------------
Net investment income                                                   10,834,719
                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                           364,266
Net change in unrealized appreciation (depreciation) on investments    (93,212,134)
                                                                      ------------
Net realized and unrealized loss on investments                        (92,847,868)
                                                                      ------------
Net decrease in partners' capital resulting from operations           $(82,013,149)
                                                                      ============

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                    Statement of Changes in Partners' Capital

                                                                            For the period
                                                                            August 1, 2007
                                                                             (commencement
                                                         For the year       of operations)
                                                             ended              through
                                                       December 31, 2008   December 31, 2007
                                                       -----------------   -----------------
FROM OPERATIONS
Net investment income                                     $ 10,834,719        $   762,397
Net realized gain on investments                               364,266            128,400
Net change in unrealized appreciation (depreciation)
   on investments                                          (93,212,134)           200,792
                                                          ------------        -----------
Net increase (decrease) in partners' capital
   resulting from operations                               (82,013,149)         1,091,589

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                      129,891,587         23,942,770
Capital redemptions                                            (20,000)                --
                                                          ------------        -----------
Net increase in partners' capital
   derived from capital transactions                       129,871,587         23,942,770

Net increase in partners' capital                           47,858,438         25,034,359
Partners' capital beginning of year                         25,034,359                 --
                                                          ------------        -----------
Partners' capital end of year                             $ 72,892,797        $25,034,359
                                                          ============        ===========

Amounts designated as "--" are $0 or have been rounded to $0.

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                             Statement of Cash Flows

                      For the year ended December 31, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in partners' capital from operations                           $ (82,013,149)
Adjustments to reconcile net decrease in partners' capital
   from operations to net cash used in operating activities:
      Purchases of long-term investments                                     (130,228,540)
      Proceeds from sales of long-term investments                              7,452,656
      Net purchases of short-term investments                                  (8,773,044)
      Net realized gain on investments                                           (364,266)
      Net change in unrealized appreciation (depreciation) on investments      93,212,134
      Changes in operating assets and liabilities:
         Increase in interest receivable and other assets                      (1,592,191)
         Increase in payable for investment securities purchased                 (601,893)
         Increase in administration fees payable                                    9,238
         Decrease in other liabilities                                            (11,201)
                                                                            -------------
   Net cash used in operating activities                                     (122,910,256)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                      129,891,587
   Capital redemptions                                                            (20,000)
   Net change in capital contributions received in advance                       (800,000)
                                                                            -------------
   Net cash provided by financing activities                                  129,071,587
                                                                            -------------
   Net increase in cash and cash equivalents                                    6,161,331

CASH AND CASH EQUIVALENTS
Beginning of year                                                               5,846,562
                                                                            -------------
End of year                                                                 $  12,007,893
                                                                            =============

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                          Notes to Financial Statements

                                December 31, 2008

1. ORGANIZATION

SEI Structured Credit Fund, LP (the "Fund") is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interest ("Interests") of the Fund solely through private placement transactions to investors ("limited partners") that have signed an investment management agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser"), the investment adviser to the Fund. The Fund is a master fund in a master/feeder structure into which a shareholder, SEI Structured Credit Segregated Portfolio (the "Offshore Feeder"), has invested substantially all of its assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. As of December 31, 2008, SEI Structured Credit Segregated Portfolio owned 69% of the Fund; while the remaining limited partner owned 31% of the Fund.

The Fund's objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations ("CDOs") and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. The CDO funds its investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund's investments may include fixed income securities, loan participations, credit-linked notes, medium term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, "Structured Credit Investments").

SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of December 31, 2008. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the "Board"). A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

VALUATION OF INVESTMENTS

CDOs and other structured credit investments are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value structured credit investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other structured credit investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or structured credit investment is also a market maker, and in many cases the only market maker, with respect to that security.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the last trade price, the performance of the market or of the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Certain structured credit investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. As a general matter, the fair value of the Fund's interest in such a private investment fund will represent the amount that the Fund could reasonable expect to receive from the private investment fund if the Fund's interest were sold at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund's fair value procedures, the fair value of the Fund's interest in a private investment fund will usually be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund's manager, administrator, or other designed agent. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. As a result, information available to the Fund concerning the value of such investments may not reflect market prices or quotations for the underlying assets. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

investment fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Board will periodically review the Fund's valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Where possible, the valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in accordance with FAS 157:

                   VALUATION INPUTS                        INVESTMENTS
   ---------------------------------------------           -----------
   Level 1 - Quoted Prices                                 $12,569,901
   Level 2 - Other Significant Observable Inputs             3,562,500
   Level 3 - Significant Unobservable Inputs                48,424,249
                                                           -----------
                                           TOTAL           $64,556,650
                                                           ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          INVESTMENTS IN
                                                            SECURITIES
                                                          --------------
Beginning balance as of 12/31/07                           $ 17,681,750
   Unrealized loss on investments                           (17,978,531)
   Realized gain on investments                                   3,210
   Proceeds from sales                                       (1,719,606)
   Purchases & Issuances & Settlements                        8,812,288
   Net transfers in/and or out of Level 3                    41,625,138
                                                           ------------
Ending balance as of 12/31/08                              $ 48,424,249
                                                           ============
Net change in unrealized appreciation/depreciation from
   investments still held as of December 31, 2008          $(86,843,166)
                                                           ------------

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

COLLATERALIZED DEBT OBLIGATIONS

The Fund invests in CDOs which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)

collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

FEDERAL TAXES

The Fund's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund's earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Upon commencement of operations, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. The implementation and continued application of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund's federal tax returns for the prior year remains subject to examination by the Internal Revenue Service. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

ORGANIZATION AND OFFERING COSTS

Costs incurred in connection with the organization of the Fund were expensed as incurred. Initial offering costs have been deferred and were amortized on a straight-line basis over the first twelve months of the Fund's operations.

INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

RESTRICTED SECURITIES

At December 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of this investment. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. For the acquisition dates of these investments, the enforceable right to acquire these securities, along with the cost and value at December 31, 2008, see the Schedule of Investments.

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

The Adviser does not charge a management fee to the Fund. Limited partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the limited partners assets managed by the Adviser. This fee, which is negotiated between the limited partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.50% per annum of the Fund's net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time.

SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund's Net Asset Value which is accrued monthly

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS (CONTINUED)

based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the "Placement Agent") serves as the Fund's placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company. It is not anticipated that the Placement Agent will be compensated by the Fund for its services rendered under the agreement.

4. ALLOCATION OF PROFITS AND LOSSES

The Fund maintains a separate capital account for each of its limited partners. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all limited partners, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

5. PARTNERS' CAPITAL

The Fund, in the discretion of the Board, may sell interests to new limited partners and may allow existing limited partners to purchase additional interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund's intention to allow limited purchases of interests only during designated subscriptions periods as may be established by the Board or its designees (currently, the Adviser) and communicated to limited partners. The Board or its designee will determine the amount of Interests offered to limited partners during a subscription period at its discretion. During the established subscription periods, interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no limited partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by limited partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase interests from limited partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

5. PARTNERS' CAPITAL (CONTINUED)

The Fund does not intend to conduct any repurchase offers until two years after the commencement of the Fund's operation. After the initial two year period, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests four times each year, as of the last business day of March, June, September, and December. However, limited partners will not be permitted to tender for repurchase interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Capital contributions received in advance, on the Statement of Assets and Liabilities, are comprised of cash received prior December 31, 2008, for which limited partner Interests of the Fund were issued on January 2, 2009. Capital contributions received in advance do not participate in the earnings of the Fund until the related limited partner Interests are issued.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period from January 1, 2008 through December 31, 2008 were $130,228,540 and $7,452,656, respectively.

As of December 31, 2008, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $157,567,992. Net unrealized depreciation on investments for tax purposes was $93,011,342 consisting of $956,174 of gross unrealized appreciation and $93,967,516 of gross unrealized depreciation.

7. CONCENTRATIONS OF RISK

In the normal course of business, the Fund trades various financial instruments and enters into various investment activities with off-balance sheet risk. The Fund's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

(A) MARKET RISK

Market risk encompasses the potential for both losses and gains and includes price risk and interest rate risk. The Fund's market risk management strategy is driven by the Fund's investment objective. The investment manager oversees each of the risks in accordance with policies and procedures.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

7. CONCENTRATIONS OF RISK (CONTINUED)

(A) MARKET RISK (CONTINUED)

(i) Price risk

Price risk is the risk the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund's financial instruments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(B) COUNTERPARTY CREDIT RISK

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimized counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

                        SEI Structured Credit Fund, L.P.

                                December 31, 2008

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                       For the period
                                                                       August 1, 2007
                                                                      (commencement of
                                                    For the year        operations)
                                                       ended              through
                                                 December 31, 2008   December 31, 2007
                                                 -----------------   -----------------
TOTAL RETURN (1)                                      (62.03)%            5.82%(3)
Partners' capital, end of period (000's)             $72,893           $25,034

RATIOS TO AVERAGE PARTNERS' CAPITAL
NET INVESTMENT INCOME RATIO
Net investment income, net of waivers                  18.28%             9.13%(2)

EXPENSE RATIO
Operating expenses, before waivers                      0.51%             1.54%(2)(4)
Operating expenses, net of waivers                      0.49%             0.37%(2)(4)

Portfolio turnover rate                                13.88%            21.85%(3)



(1) Total return is calculated for all the limited partners taken as a whole. A limited partner's return may vary from these returns based on the timing of capital transactions.

(2)  Annualized.

(3)  Not annualized.

(4) Expense ratios include offering costs and tax liability costs, which are not annualized. Had the offering costs and tax liability costs been annualized, the ratio for "Operating expenses, before waivers" and "Operating expenses, net of waivers" would have been 1.67% and 0.50%, respectively.

                        SEI Structured Credit Fund, L.P.

                    Notes to Financial Statements (concluded)

                                December 31, 2008

9. RECENT ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivatives Instruments and Hedging Activities" ("FAS 161). FAS 161 requires qualitative disclosures about objective and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluation the implications of FAS 161 and its impact on the financial statements has not yet been determined.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                December 31, 2008

Set forth below are the Names, Age, Addresses, Position with the Partnership, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                            PRINCIPAL              FUND
    NAME, AGE AND         LENGTH OF       OCCUPATION(S)          COMPLEX                   OTHER
     ADDRESS OF             TIME          DURING PAST 5        OVERSEEN BY             DIRECTORSHIPS
INDEPENDENT DIRECTORS      SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
---------------------     ---------   ---------------------   -------------   -------------------------------------
Nina Lesavoy (51)           Since     Founder & Managing           80         Trustee of SEI Alpha Strategy
840 Park Avenue             2007      Director, Avec                          Portfolios, L.P., SEI Opportunity
New York, NY                          Capital since April                     Fund, L.P., SEI Asset Allocation
10021                                 2008, Partner, Cue                      Trust, SEI Daily Income Trust, SEI
                                      Capital since 2002.                     Institutional International Trust,
                                                                              SEI Liquid Asset Trust, SEI
                                                                              Institutional Investments Trust, SEI
                                                                              Tax Exempt Trust, and SEI
                                                                              Institutional Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2008

                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                            PRINCIPAL              FUND
    NAME, AGE AND         LENGTH OF       OCCUPATION(S)          COMPLEX                   OTHER
     ADDRESS OF             TIME          DURING PAST 5        OVERSEEN BY             DIRECTORSHIPS
INDEPENDENT DIRECTORS      SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
---------------------     ---------   ---------------------   -------------   -------------------------------------
George J. Sullivan (66)     Since     Self Employed                80         Trustee of State Street Navigator
7 Essex Green Drive,        2007      Consultant, Newfound                    Securities Lending Trust, The
Suite 52B Peabody, MA                 Consultants Inc.,                       Advisors' Inner Circle Fund, The
01960                                 since April 1997.                       Advisors' Inner Circle Fund II (f/k/a
                                      Member of independent                   The Arbor Fund), Bishop Street Funds,
                                      review committee for                    SEI Alpha Strategy Portfolios, L.P.,
                                      SEI Investments Group                   SEI Opportunity Fund, L.P., SEI Asset
                                      of International                        Allocation Trust, SEI Daily Income
                                      Funds.                                  Trust, SEI Institutional Investments
                                                                              Trust, SEI Institutional
                                                                              International Trust, SEI Liquid Asset
                                                                              Trust, SEI Tax Exempt Trust, and SEI
                                                                              Institutional Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2008

                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                            PRINCIPAL              FUND
    NAME, AGE AND         LENGTH OF       OCCUPATION(S)          COMPLEX                   OTHER
     ADDRESS OF             TIME          DURING PAST 5        OVERSEEN BY             DIRECTORSHIPS
INDEPENDENT DIRECTORS      SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
---------------------     ---------   ---------------------   -------------   -------------------------------------
James M. Williams (61)      Since     Vice President and           80         Trustee of Ariel Mutual Funds, SEI
1200 Getty Drive,           2007      Chief Investment                        Alpha Strategy Portfolios, L.P., SEI
Suite 400,                            Officer, J. Paul                        Opportunity Fund, L.P., SEI Asset
Los Angeles, CA                       Getty Trust, Non                        Allocation Trust, SEI Daily Income
90049-1681                            Profit Foundation for                   Trust, SEI Institutional Investments
                                      Visual Arts, since                      Trust, SEI Institutional
                                      December 2002                           International Trust, SEI Liquid Asset
                                                                              Trust, SEI Tax Exempt Trust, and SEI
                                                                              Institutional Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2008

                                                                NUMBER OF
                                                              PORTFOLIOS IN
                                            PRINCIPAL              FUND
    NAME, AGE AND         LENGTH OF       OCCUPATION(S)          COMPLEX                   OTHER
     ADDRESS OF             TIME          DURING PAST 5        OVERSEEN BY             DIRECTORSHIPS
INDEPENDENT DIRECTORS      SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
---------------------     ---------   ---------------------   -------------   -------------------------------------
Robert A. Nesher* (62)      Since     President of the             80         Trustee of The Advisors' Inner Circle
One Freedom                 2007      Fund, Chairman of the                   Fund, The Advisors' Inner Circle Fund
Valley Drive                          Board, SEI Funds and                    II (f/k/a The Arbor Fund) and Bishop
Oaks, PA 19456                        The Advisor's Inner                     Street Funds; Director of SEI Global
                                      Circle Fund.                            Master Fund, plc, SEI Global Assets
                                      Currently performs                      Fund, plc, SEI Global Investments
                                      various services on                     Fund, plc, SEI Islamic Investments
                                      behalf of SEI                           Fund, plc, SEI Investments Global,
                                      Investments for which                   Limited, SEI Investments - Global
                                      Mr. Nesher is                           Fund Services Limited, SEI
                                      compensated.                            Investments (Europe) Limited, SEI
                                                                              Investments - Unit Trust Management
                                                                              (UK) Limited, SEI Global Nominee Ltd,
                                                                              SEI Alpha Strategy Portfolios, L.P.,
                                                                              SEI Opportunity Fund, L.P., SEI Asset
                                                                              Allocation Trust, SEI Daily Income
                                                                              Trust, SEI Institutional Investments
                                                                              Trust, SEI Institutional
                                                                              International Trust, SEI Liquid Asset
                                                                              Trust, SEI Tax Exempt Trust, and SEI
                                                                              Institutional Managed Trust.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                December 31, 2008

                           POSITION(S) HELD WITH
   NAME AND                 THE MASTER FUND AND                     PRINCIPAL OCCUPATION(S) DURING
AGE OF OFFICERS            LENGTH OF TIME SERVED                              PAST 5 YEARS
---------------          --------------------------   ------------------------------------------------------------
Stephen F. Panner (38)   Treasurer, since June 2008   Fund Accounting Director of the Administrator, 2005-present.
                                                      Fund Administration Manager, Old Mutual Fund Services,
                                                      2000-2005. Chief Financial Officer, Controller and
                                                      Treasurer, PBHG Funds and PBHG Insurance Series Fund,
                                                      2004-2005. Assistant Treasurer, PBHG Funds and PBHG
                                                      Insurance Series Funds and PBHG Insurance Series Fund,
                                                      2000-2004. Assistant Treasurer, Old Mutual Fund Advisors
                                                      Fund, 2004-2005.

Timothy D. Barto (41)    Vice President, since 2007   General Counsel Vice President and Secretary of the Adviser
                         and Assistant Secretary,     since 2004. Vice President and Assistant Secretary of the
                         since 2008                   Administrator since November 1999.

James Ndiaye (40)        Vice President and           Vice President and Assistant Secretary of Adviser since
                         Assistant Secretary, since   2005; Vice President, Deutsche Asset Management, 2003 to
                         2007                         2004.

                        SEI Structured Credit Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (concluded)

                                December 31, 2008

                           POSITION(S) HELD WITH
   NAME AND                 THE MASTER FUND AND                     PRINCIPAL OCCUPATION(S) DURING
AGE OF OFFICERS            LENGTH OF TIME SERVED                              PAST 5 YEARS
---------------          --------------------------   ------------------------------------------------------------
Aaron Buser (38)         Vice President and           Vice President and Assistant Secretary of Adviser since
                         Assistant Secretary, since   2007. Associate at Stark & Stark 2004-2007.
                         June 2008

Michael T. Pang (36)     Vice President, since 2007   Vice President and Assistant Secretary of Adviser and the
                         and Secretary, since 2008    Administrator since 2005; Counsel, Caledonian Bank & Trust's
                                                      Mutual Funds Group, 2004; Counsel, Permal Asset Management,
                                                      2001 to 2004.

Russell Emery (46)       Chief Compliance Officer,    Chief Compliance Officer of SEI Opportunity Fund, L.P.,
                         since 2007                   Bishop Street Funds, The Advisors' Inner Circle Fund and the
                                                      Advisors' Inner Circle Fund II, since March 2006; Director of Investment Product Management and Development, SIMC
                                                      February 2003- March 2006.

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts and limited partnerships: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust, SEI Alpha Strategy Portfolios, L.P. and SEI Opportunity Fund, L.P.

                       This page intentionally left blank.

ITEM 2.    CODE OF ETHICS.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $60,000            N/A             N/A            $35,000           N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-          $0              N/A             N/A              $0              N/A             N/A
          Related
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax             $0              N/A             N/A              $0              N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              N/A             N/A              $0              N/A             N/A
          Other
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------




Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            -------------------------- ----------------- ----------------
                                         FISCAL 2008       FISCAL 2007
            -------------------------- ----------------- ----------------
            Audit-Related Fees                0%               0%
            -------------------------- ----------------- ----------------
            Tax Fees                          0%               0%
            -------------------------- ----------------- ----------------
            All Other Fees                    0%               0%
            -------------------------- ----------------- ----------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the fiscal years 2008 and 2007 was $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's board of directors. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SEI INVESTMENTS MANAGEMENT CORPORATION

PROXY VOTING PROCEDURES


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.    ESTABLISHMENT OF PROXY VOTING COMMITTEE

1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

Tom Williams
Gregory Stahl
John Diederich

Kevin McNamera
Noreen  Martin
Stephanie Cavanagh

2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

3. The Committee shall meet as necessary to perform any of the activities set forth below.

4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.    APPROVAL OF PROXY VOTING GUIDELINES

1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

C.    CIRCUMSTANCES WHERE SIMC WILL NOT VOTE PROXIES

1. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

2. In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). SIMC believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, SIMC generally will not vote those proxies subject to "share blocking.".

D.      CONFLICTS OF INTEREST

1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

     1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

     o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

     o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

     2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

     3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recues himself/herself from the matter at issue.

c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

     1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.(2)

     2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

     3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

     1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

     2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.


SEI INVESTMENTS MANAGEMENT CORPORATION

PROXY VOTING GUIDELINES

A.      The Board of Directors

1. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

o the company's long-term financial performance;
o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
o diversity of the board;
o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
o directors serving on an excessive number of other boards;
o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
o interlocking directorships;
o executive compensation: history of approving excessive compensation or repricing underwater stock options;
o no action taken by the board in response to majority votes on shareholder proposals.

2. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

o consideration of the factors discussed above for uncontested elections;
o management's track record;
o background to the proxy contest;
o qualifications of director nominees (both slates);
o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
o stock ownership positions; and
o impact on stakeholders.

3. CHAIRMAN AND CEO IS THE SAME PERSON

Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

4. MAJORITY OF INDEPENDENT DIRECTORS

o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

5. STOCK OWNERSHIP REQUIREMENTS

o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

6. BOARD STRUCTURE

o Vote against proposals to classify the board.

o Vote for proposals to repeal classified boards and elect all directors annually.

7. TERM OF OFFICE

Generally vote against shareholder proposals to limit the tenure of outside directors.

8. CUMULATIVE VOTING

o Generally vote for proposals to permit cumulative voting.

o Vote against proposals to eliminate cumulative voting.

9. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law,
(iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

10.  INDEMNIFICATION

SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.    Changes in Control

1. POISON PILLS

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

2. GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

3. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

o Vote against proposals that provide that directors may be removed only for cause.

o Vote for proposals to restore shareholder ability to remove directors with or without cause.

o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

o Vote for proposals that seek to fix the size of the board.

o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.    MERGERS AND CORPORATE RESTRUCTURINGS

1. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

o anticipated financial and operating benefits;
o offer price (cost vs. premium);
o prospects of the combined companies;
o how the deal was negotiated;
o changes in corporate governance and their impact on shareholder rights;
o impact on community stakeholders and workforce.

2. FAIR PRICE PROVISIONS

Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

4. APPRAISAL RIGHTS

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

5. SPIN-OFFS

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

6. ASSET SALES

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

7. LIQUIDATIONS

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

8. CHANGING CORPORATE NAME

Vote for changing the corporate name if proposed or supported by management.

D.    SHAREHOLDER RIGHTS

1. CONFIDENTIAL VOTING

o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

o Vote for management proposals to adopt confidential voting.

2. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

3. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

o Vote for proposals to allow or make easier shareholder action by written consent.

4. EQUAL ACCESS

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

5. UNEQUAL VOTING RIGHTS

o Vote against dual class exchange offers.

o Vote against dual class recapitalizations.

6. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

7. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

8. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.    CAPITAL STRUCTURE

1. COMMON STOCK AUTHORIZATION

o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

2. REVERSE STOCK SPLITS

Generally vote for a reverse stock split if management provides a reasonable justification for the split.

3. BLANK CHECK PREFERRED AUTHORIZATION

The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

o Generally vote against proposals that would authorize the creation of blank check preferred stock.

o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

4. ADJUST PAR VALUE OF COMMON STOCK

o Vote for management proposals to reduce the par value of common stock.

5. PREEMPTIVE RIGHTS

o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

6. DEBT RESTRUCTURING

Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
o change in control - will the transaction result in a change in control of the company?
o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.    EXECUTIVE AND DIRECTOR COMPENSATION

1. STOCK OPTION PLANS

Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.

o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
o whether the option plan is generally available to other managers and employees in the company.
o any other features of the plan that may not be in shareholders' best interest.
o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

2. OBRA-RELATED COMPENSATION PROPOSALS

The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

3. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

4. GOLDEN AND TIN PARACHUTES

Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

5. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.    SOCIAL AND ENVIRONMENTAL ISSUES

1. SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
o the percentage of sales, assets and earnings affected;
o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
o whether the issues presented should be dealt with through government or company-specific action;
o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
o whether the company's analysis and voting recommendation to shareholders is persuasive;
o what other companies have done in response to the issue;
o whether the proposal itself is well framed and reasonable;
o whether implementation of the proposal would achieve the objectives sought in the proposal; and
o whether the subject of the proposal is best left to the discretion of the board.

Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

2. SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE
REPORTING ISSUES

o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

o Vote for nondiscrimination in salary, wages and all benefits.

4. NON-DISCRIMINATION IN RETIREMENT BENEFITS

o Support non-discrimination in retirement benefits.

5. "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

7. CONTRACT SUPPLIER STANDARDS

o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

8. CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

o Support implementation and reporting on ILO codes of conduct.

o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.    OTHER MISCELLANEOUS MATTERS

1. RATIFYING AUDITORS

Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. VOTING ON STATE TAKEOVER STATUTES

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

3. APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

Vote against proposals to approve other business that may arise at the shareholder meeting.

4. ADJOURNING SHAREHOLDER MEETINGS

Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

COMPENSATION. The Adviser compensates each portfolio manager for his management of the Fund. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus calculated on the following factors:

   1.    Fund performance relative to a return objective and/or benchmark index;
   2. SEI corporate performance typically based upon earnings per share for a fiscal year; and
   3.    Individual performance relative to annual goals and objectives.



OWNERSHIP OF FUND SHARES. As of the date of this Registration Statement, the portfolio managers did not beneficially own any shares of the Fund.

OTHER ACCOUNTS. As of December 31, 2008, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below: The accounts below do not pay performance-based advisory fees.

------------------------------------------------------------------------------------------------------------
                             REGISTERED INVESTMENT          OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                 COMPANIES                         VEHICLES
------------------------ ------------------------------ ------------------------------ ---------------------
PORTFOLIO                 NUMBER OF          TOTAL        NUMBER OF         TOTAL       NUMBER OF    TOTAL
MANAGER                   ACCOUNTS          ASSETS         ACCOUNTS        ASSETS       ACCOUNTS    ASSETS
------------------------ ------------ ----------------- ------------- ---------------- ----------- ---------
JAMES F. SMIGIEL              2        $  73.0 million       1         $  5.3 million      0        $   0
------------------------ ------------ ----------------- ------------- ---------------- ----------- ---------
GREGORY A. SOEDER             2        $  73.0 million       1         $  5.3 million      0        $   0
------------------------ ------------ ----------------- ------------- ---------------- ----------- ---------
DAVID S. ANILOFF              2        $  73.0 million       1         $  5.3 million      0        $   0
------------------------ ------------ ----------------- ------------- ---------------- ----------- ---------

CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include portions of two U.S. registered high yield mutual funds and an Irish registered high yield fund (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their position with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the Fund. However, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio managers' management of the Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the Fund. This conflict of interest may be exacerbated to the extent that the Adviser or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for an Other Account securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given its investment objectives and related restrictions.

The Adviser may enter into incentive fee arrangements with one or more investors in the SEI Structured Credit Segregated Portfolio (the "Offshore Feeder Fund"), a segregated portfolio of SEI Offshore Advanced Strategies Series SPC, a segregated portfolio company established in the Cayman Islands, that acts as a feeder fund for the Fund, whereby a portion of the increase in the net asset value of such investor's investment in the Offshore Feeder Fund over a given period shall be payable to the Adviser. This arrangement may create an incentive for the Adviser to make investments for the Fund that are riskier or more speculative than if the Adviser had no such interest because the Adviser will not bear an analogous portion of depreciation in the value of the Offshore Feeder Fund's assets if the value of its investment in the Fund declines. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and the Adviser believes that it has designed policies and procedures that are designed to manage such conflict in an appropriate way.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Structured Credit Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------------
                                             Robert A. Nesher
                                             President
Date:  February 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------------
                                             Robert A. Nesher
                                             President
Date: February 25, 2009


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             --------------------------------
                                             Stephen F. Panner
                                             Treasurer
Date:  February 25, 2009


* Print the name and title of each signing officer under his or her signature.